Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from the amount expected by applying the federal statutory rates to the net loss before taxes as follows:

	Year Ended December 31,
	2018	2019
Federal statutory income tax rate	21.0%	21.0%
Non-deductible expenses and others	0.2	(0.6)
Non-deductible expense related to the convertible notes and derivative liability	—	(1.7)
Non-deductible expense related to the grant liability	—	(0.3)
Tax credits	2.8	2.2
Change in valuation allowance	(24.0)	(20.6)
Effective income tax rate	—%	—%

Components of Deferred Tax Assets

The components of the Company’s deferred tax assets were as follows (in thousands):

	Year Ended December 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$3,032	$3,911
Research and development tax credit carryforwards	600	716
Accrued liabilities and other	47	93
Stock-based compensation	60	82
Total deferred tax assets	3,739	4,802
Deferred tax liabilities:
Prepaid expenses and other	(13)	(12)
Total deferred tax liabilities	(13)	(12)
Less valuation allowance	(3,726)	(4,790)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits were as follows (in thousands):

	Year Ended December 31,
	2018	2019
Beginning balance	$152	$200
Additions for tax positions taken in the current year	48	39
Ending balance	$200	$239